Purchase price Allocation to Assets Acquired and Liabilities Assumed, Nanjing Jiangchen Science &Technology Company (Detail) (USD $) In Thousands, unless otherwise specified					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Jiangchen	Mar. 31, 2012 Customer base Jiangchen	Mar. 31, 2012 Contract backlog Jiangchen	Mar. 31, 2012 Non-compete agreements Jiangchen
Business Acquisition [Line Items]
Intangible assets acquired					$ 1,572	$ 302	$ 32
Non-current assets				63
Goodwill	32,684	26,983	24,597	1,536
Deferred tax liabilities				(304)
Total consideration				$ 3,201
Estimated useful lives					6 years	1 year 3 months	3 years